Employment Benefits (Tables)	6 Months Ended
Jun. 30, 2026
Employment Benefits [Abstract]
Schedule of Cost of Pension Contributions

The cost of pension contributions during the six months ended June 30, 2026 and 2025 is made up as follows:

	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
Contributions for the period	$385	$343
The Group’s obligation under the scheme is limited to specific contributions legislated from time to time:
	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
Contributions for the period	$226	$143